Prepaid Expenses (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Prepaid Expenses [Line Items]
Prepaid professional fee	$ 687,500
Third Party [Member]
Prepaid Expenses [Line Items]
Prepaid professional fee	$ 287,726